SUBSEQUENT EVENTS - Dividends - Occasional reserve at disposal (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [abstract]
Total Income available for disposal of the General Meeting of Shareholders	$ 10,847,576
Dividend declared	1,336,861	$ 1,336,861	$ 1,069,489	$ 1,310,124
To Occasional reserve at the disposal of General Meeting of shareholders	$ 9,510,715